Property, Plant and Equipment (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Property, plant and equipment, net	$ 1,787,737		$ 1,279,057	$ 7,889,207
Depreciation expense	$ 193,775	$ 607,465	586,502	475,784
Impaiment charges			8,633,761
GlyEco Acquisition Corp. #4 [Member]
Impaiment charges			$ 6,100,000